Risk and sensitivity analysis - US, variable annuity guarantees (Details) - US insurance operations - Variable annuities - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
GMDB | Return of net deposits plus a minimum return
Sensitivity analysis
Account value	$ 170,510	$ 150,576
Net amount at risk	2,340	2,477
GMDB | Highest specified anniversary account value minus withdrawals post-anniversary
Sensitivity analysis
Account value	13,512	12,547
Net amount at risk	86	69
GMDB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Sensitivity analysis
Account value	8,891	8,159
Net amount at risk	615	687
GMWB | Return of net deposits - premium only
Sensitivity analysis
Account value	2,858	2,753
Net amount at risk	12	16
GMWB | Return of net deposits plus a minimum return
Sensitivity analysis
Account value	248	257
Net amount at risk	11	14
GMWB | Highest specified anniversary account value only
Sensitivity analysis
Account value	3,459	3,232
Net amount at risk	41	51
GMWB | Highest specified anniversary account value minus withdrawals post-anniversary
Sensitivity analysis
Account value	646	698
Net amount at risk	55	52
GMWB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Sensitivity analysis
Account value	159,857	140,529
Net amount at risk	5,656	7,160
GMIB | Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
Sensitivity analysis
Account value	1,675	1,688
Net amount at risk	556	616
GMAB | Return of net deposits - premium only
Sensitivity analysis
Account value	$ 39	$ 37